OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
OTHER CURRENT ASSETS [Abstract]
Deposits on inventory	$ 2,604	$ 2,896
Prepaid expenses	1,410	1,425
Other contingent receivable	583
VAT receivable (net)	720	474
Deferred financing costs	596
Receivable from the Office of the Chief Scientist		75
Income Tax Receivable		484
Other and miscellaneous receivables	164	147
Total other current assets	$ 6,077	$ 5,501